Expense Example {- Fidelity Freedom 2065 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K-10 - Fidelity Freedom 2065 Fund - Class K	Jul. 15, 2022 USD ($)
Expense Example:
1 year	$ 66
3 years	208
5 years	362
10 years	$ 810